Business segment information - Reconciliation with consolidated financial statements (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Business segment information
Sales	$ 25,730	$ 43,870	$ 51,242	$ 69,600		$ 102,447
Excise taxes	(4,168)	(5,293)	(6,040)	(9,461)		(12,121)
Revenues from sales	21,562	38,577	45,202	60,139		90,326
Purchases, net of inventory variation	(12,025)	(28,068)	(30,390)	(40,093)		(60,111)
Other operating expenses	(6,321)	(6,944)	(7,078)	(13,265)		(13,803)
Exploration costs	(114)	(140)	(170)	(254)		(458)
Depreciation, depletion and impairment of tangible assets and mineral interests	(11,593)	(3,635)	(3,661)	(15,228)		(7,127)
Other income	362	580	321	942		568
Other expense	(108)	(420)	(189)	(528)		(398)
Financial interest on debt	(530)	(569)	(568)	(1,099)		(1,129)
Financial income and expense from cash & cash equivalents	50	(155)	(42)	(105)		(70)
Cost of net debt	(480)	(724)	(610)	(1,204)		(1,199)
Other financial income	419	188	326	607		486
Other financial expense	(161)	(181)	(188)	(342)		(383)
Net income (loss) from equity affiliates	(447)	732	812	285		1,523
Income taxes	484	37	(1,571)	521		(3,480)
Consolidated net income	(8,422)	2	2,804	(8,420)	$ 5,494	5,944
Group share	(8,369)	34	2,756	(8,335)		5,867
Non-controlling interests	(53)	$ (32)	48	(85)		77
Adjusted
Business segment information
Sales	25,748		51,301	69,616		102,533
Excise taxes	(4,168)		(6,040)	(9,461)		(12,121)
Revenues from sales	21,580		45,261	60,155		90,412
Purchases, net of inventory variation	(11,842)		(30,295)	(37,949)		(60,533)
Other operating expenses	(6,199)		(7,042)	(12,985)		(13,758)
Exploration costs	(114)		(170)	(254)		(458)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,302)		(3,597)	(6,937)		(7,063)
Other income	240		253	820		453
Other expense	(103)		(117)	(294)		(190)
Financial interest on debt	(527)		(564)	(1,094)		(1,121)
Financial income and expense from cash & cash equivalents	(3)		(42)	(13)		(70)
Cost of net debt	(530)		(606)	(1,107)		(1,191)
Other financial income	419		326	607		486
Other financial expense	(160)		(188)	(341)		(383)
Net income (loss) from equity affiliates	11		457	669		1,071
Income taxes	95		(1,322)	(490)		(3,076)
Consolidated net income	95		2,960	1,894		5,770
Group share	126		2,887	1,907		5,646
Non-controlling interests	(31)		73	(13)		124
Adjustments
Business segment information
Sales	(18)		(59)	(16)		(86)
Revenues from sales	(18)		(59)	(16)		(86)
Purchases, net of inventory variation	(183)		(95)	(2,144)		422
Other operating expenses	(122)		(36)	(280)		(45)
Depreciation, depletion and impairment of tangible assets and mineral interests	(8,291)		(64)	(8,291)		(64)
Other income	122		68	122		115
Other expense	(5)		(72)	(234)		(208)
Financial interest on debt	(3)		(4)	(5)		(8)
Financial income and expense from cash & cash equivalents	53			(92)
Cost of net debt	50		(4)	(97)		(8)
Other financial expense	(1)			(1)
Net income (loss) from equity affiliates	(458)		355	(384)		452
Income taxes	389		(249)	1,011		(404)
Consolidated net income	(8,517)		(156)	(10,314)		174
Group share	(8,495)		(131)	(10,242)		221
Non-controlling interests	$ (22)		$ (25)	$ (72)		$ (47)